LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
Schedule of long-term debt

	As at	As at
	December 31,	December 31,
	2019	2018
Credit Facility(i)(ii)	$(4,238)	$(5,708)
2018 Notes(i)(iii)	347,974	347,803
2017 Notes(i)(iii)	298,238	298,022
2016 Notes(i)(iii)	348,527	348,265
2015 Note(i)(iii)	49,625	49,560
2012 Notes(i)(iii)	199,404	199,233
2010 Notes(i)(iii)	484,578	484,133
Total debt	$1,724,108	$1,721,308
Less: current portion	360,000	—
Total long-term debt	$1,364,108	$1,721,308

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)

There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2019 and December 31, 2018. The December 31, 2019 and December 31, 2018 balances relate to deferred financing costs which are being amortized on a straight‑line basis until the maturity date of June 22, 2023. Credit Facility availability is reduced by outstanding letters of credit, amounting to nil as at December 31, 2019.

(iii)	The terms 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Schedule of Debt Principal Repayments

						2025 and
	2020	2021	2022	2023	2024	Thereafter	Total
2018 Notes	$-	$-	$-	$-	$-	$350,000	$350,000
2017 Notes	-	-	-	-	-	300,000	300,000
2016 Notes	-	-	-	100,000	-	250,000	350,000
2015 Note	-	-	-	-	-	50,000	50,000
2012 Notes	-	-	100,000	-	100,000	-	200,000
2010 Notes	360,000	-	125,000	-	-	-	485,000
Total	$360,000	$-	$225,000	$100,000	$100,000	$950,000	$1,735,000

Schedule of finance costs

	Year Ended December 31,
	2019	2018
Interest on Notes	$91,147	$87,100
Stand-by fees on credit facilities	5,862	5,811
Amortization of credit facilities, financing and note issuance costs	2,800	2,671
Interest on Credit Facility	1,270	310
Accretion expense on reclamation provisions	5,715	7,107
Interest on lease obligations, other interest and penalties	2,336	1,521
Interest capitalized to assets under construction	(4,048)	(7,953)
Total finance costs	$105,082	$96,567

2018 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.54%	6/30/2023
Series B	200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$350,000

2012 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024
Total	$200,000

2010 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series B	$360,000	6.67%	4/7/2020
Series C	125,000	6.77%	4/7/2022
Total	$485,000